TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan is considered a qualified plan pursuant to Section 401(a) of the IRC and the related trust is accounted for as if it were exempt from federal taxation under Section 501(a) of the IRC. A favorable tax determination letter from the IRS dated January 19, 2022, covering the Plan and amendments through April 3, 2021, has been received by the Plan. Although the Plan has been amended since receiving the determination letter, the Plan administrator believes that the Plan is designed and is currently operated in accordance with the applicable requirements of the IRC; therefore, no provision for income taxes has been included in the Plan's financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the financial statements.
The Plan is subject to routine audits by taxing jurisdictions for all open periods since 2022.